Long-Term Debt - Events of Default Narrative (Detail) - Credit Agreement [Member] - Wells Fargo Bank [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Aug. 18, 2014
Debt Instrument [Line Items]
Monetary judgment	$ 500,000	$ 500,000
Other obligations			$ 1,000,000